Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details)	Mar. 31, 2026 USD ($)	Mar. 01, 2026 USD ($)	Mar. 01, 2026 EUR (€)	Mar. 31, 2025 USD ($)
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 9,000	$ 701,000	€ 612,000	$ 11,000
Bank deposits	4,400,000			5,961,000
Total Cash and cash equivalents	$ 4,409,000			$ 5,972,000